Consolidated Schedule of Investments (unaudited) July 31, 2020	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Certificates of Deposit — 7.4%
Bank of Montreal/Chicago IL, 0.53%, 02/12/21, (3 mo. LIBOR US + 0.100%)(a)	$3,800,000	$3,800,594
Barclays Bank PLC, 0.60%, 12/15/20	4,000,000	4,004,390
Oversea-Chinese Banking Corp. Ltd., 1.87%, 08/04/20	5,000,000	5,000,988
Sumitomo Mitsui Trust Bank Ltd./New York, 0.25%, 12/21/20	1,300,000	1,299,969

		14,105,941

Commercial Paper — 69.1%
ABN AMRO Funding USA LLC, 1.88%, 08/10/20(b)	5,000,000	4,999,768
American Electric Power Co. Inc., 0.20%, 08/27/20(b)	5,000,000	4,999,250
American Honda Finance Corp., 0.78%, 10/21/20(b)	5,500,000	5,492,834
Antalis SA, 0.30%, 10/07/20(b)	2,000,000	1,999,256
BASF SE, 0.34%, 09/28/20(b)	7,725,000	7,720,708
Bell Canada, 0.25%, 09/23/20(b)	3,000,000	2,998,218
Caisse des Depots et Consignations, 0.27%, 09/08/20(b) .	5,000,000	4,999,567
Crown Point Capital Co. LLC, 0.27%, 12/01/20(b)	1,500,000	1,498,708
Duke Energy Corp.
0.25%, 09/17/2020(b)	8,000,000	7,997,312
0.32%, 10/21/2020(b)	750,000	749,447
DZ BANK AG Deutsche Zentral-Genossenschaftsbank, 0.11%, 09/08/20(b)	6,000,000	5,999,272
Erste Abwicklungsanstalt, 0.15%, 10/08/20(b)	7,900,000	7,897,804
KFW International Finance Inc., 0.23%, 02/25/21(b)	1,000,000	998,729
Koch Inds Inc.
0.30%, 09/22/2020(b)	1,750,000	1,749,678
0.30%, 09/23/2020(b)	1,250,000	1,249,764
Matchpoint Finance PLC, 0.30%, 09/21/20(b)	5,000,000	4,998,707
MetLife Short Term Funding, 0.20%, 01/19/21(b)	600,000	599,260
Mizuho Bank Ltd.
0.15%, 09/01/2020(b)	2,400,000	2,399,691
0.31%, 02/18/2021(b)	2,000,000	1,996,499
Mont Blanc Capital Corp.
0.25%, 10/05/2020(b)	5,000,000	4,998,038
0.27%, 09/15/2020(b)	3,057,000	3,056,254
MUFG Bank Ltd., 0.22%, 11/24/20(b)	1,000,000	999,240
Nederlandse Waterschapsbank NV, 0.18%, 10/09/20(b)	8,500,000	8,496,975
Nutrien Ltd., 0.55%, 09/15/20(b)	4,690,000	4,688,520
OMERS Finance Trust, 0.11%, 08/18/20(b)	4,000,000	3,999,780
Oversea-Chinese Banking Corp. Ltd., 0.20%, 09/18/20(b) .	2,000,000	1,999,445

Security	Par/ Shares	Value

Commercial Paper (continued)
Parker-Hannifin Corp.
0.11%, 08/17/2020(b)	$1,800,000	$1,799,909
0.12%, 08/21/2020(b)	5,000,000	4,999,650
PSP Capital Inc., 0.22%, 01/13/21(b)	1,000,000	998,820
Queensland Treasury
0.20%, 02/02/2021(b)	1,000,000	998,822
0.21%, 01/21/2021(b)	4,450,000	4,445,268
Skandinaviska Enskilda Banken AB
0.13%, 09/16/2020(b)	2,000,000	1,999,650
0.17%, 10/14/2020(b)	3,650,000	3,648,707
Sumitomo Mitsui Banking Corp./New York, 0.30%, 02/04/21(b)	1,500,000	1,497,587
Suncor Group Ltd., 0.30%, 08/26/20(b)	1,200,000	1,199,744
Swedbank AB, 0.22%, 12/18/20(b)	1,000,000	999,211
Total Capital Canada Ltd., 0.44%, 08/19/20(b)	3,000,000	2,999,853
Versailles CDS LLC, 0.25%, 11/02/20(b)	900,000	899,452
Virginia Electric & Power Co., 0.40%, 09/22/20(b)	6,600,000	6,596,162

		132,665,559

U.S. Treasury Obligations — 13.6%
U.S. Treasury Bill
0.10%, 09/01/20(b)	11,800,000	11,799,097
0.10%, 10/13/20(b)	6,400,000	6,398,801
U.S. Treasury Bills, 0.16%, 12/31/20(b)	8,000,000	7,996,333

		26,194,231

Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	5,525,095	5,525,095

Total Short-Term Investments — 93.0% (Costs: $178,474,684)		178,490,826

Total Investments in Securities — 93.0% (Cost: $178,474,684)		178,490,826

Other Assets, Less Liabilities — 7.0%		13,448,880

Net Assets — 100.0%		$191,939,706

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

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Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Commodities Select Strategy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$5,857,749	$—	$(5,858,260	)(b)	$1,083	$(572)	$—	—	$9,764	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	74,727,000	—	(69,201,905	)(b)	—	—	5,525,095	5,525,095	728,813		—

					$1,083	$(572)	$5,525,095		$738,577		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Aluminum	177	12/15/21	$7,923	$(230,982)
Brent Crude Oil	628	10/31/23	31,469	3,188,566
Cattle Feeder	40	10/29/20	2,933	168,310
Cocoa	34	09/15/20	816	33,212
Coffee	38	03/19/21	1,755	(7,516)
Copper	64	10/19/20	10,263	15,585
Corn	579	12/14/21	10,494	(352,552)
Cotton	79	12/08/20	2,475	91,907
Gasoline RBOB	140	09/30/20	6,472	1,568,859
Gold 100 OZ	69	06/28/21	13,881	1,028,371
Lead	31	09/14/20	1,452	20,868
Lean Hogs	165	10/14/20	3,275	(1,025,382)
Live Cattle	189	12/31/20	8,433	293,242
Low Sulphur Gasoil	220	12/10/21	8,993	257,906
Natural Gas	256	03/29/21	6,543	837,199
Nickel	23	12/14/20	1,906	111,401
NY Harb ULSD	116	05/28/21	6,476	1,010,124
Silver	12	12/29/20	1,468	377,430
Soybean	158	03/12/21	7,075	252,294
Sugar	248	04/30/21	3,586	95,304
Wheat	261	09/14/20	6,933	223,404
Wheat	122	09/14/20	2,699	(136,540)
WTI Crude Oil	978	10/20/21	42,347	809,303
Zinc	39	12/14/20	2,266	121,717

				$8,752,030

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares. com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

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Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Commodities Select Strategy ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$14,105,941	$—	$14,105,941
Commercial Paper	—	132,665,559	—	132,665,559
U.S. Treasury Obligations	—	26,194,231	—	26,194,231
Money Market Funds	5,525,095	—	—	5,525,095

	$5,525,095	$172,965,731	$—	$178,490,826

Derivative financial instruments(a)
Assets
Futures Contracts	$10,505,002	$—	$—	$10,505,002
Liabilities
Futures Contracts	(1,752,972)	—	—	(1,752,972)

	$8,752,030	$—	$—	$8,752,030

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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